JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace & Defense — 0.1%
Moog, Inc., Class A	715	55,677
National Presto Industries, Inc.	1,130	109,022

		164,699

Automobiles & Parts — 0.5%
Dorman Products, Inc.*	2,995	302,944
Gentherm, Inc.*	5,860	485,970

		788,914

Banks — 4.9%
1st Source Corp.	901	41,257
Ameris Bancorp	6,056	294,382
Atlantic Union Bankshares Corp.	3,740	132,658
Axos Financial, Inc.*	3,668	175,514
BancFirst Corp.	1,682	93,317
BancorpSouth Bank	4,106	105,935
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	6,555	217,233
Banner Corp.	2,153	114,195
Brookline Bancorp, Inc.	5,811	83,504
Cadence BanCorp	6,456	122,664
Capital City Bank Group, Inc.	517	12,584
Capitol Federal Financial, Inc.	1,902	21,093
Cathay General Bancorp	6,350	240,475
Columbia Banking System, Inc.	3,643	127,286
Community Bank System, Inc.	2,655	190,204
Community Trust Bancorp, Inc.	1,640	65,206
First BanCorp (Puerto Rico)	9,424	114,313
First Busey Corp.	1,317	31,081
First Financial Bancorp	3,535	79,538
First Financial Bankshares, Inc.	8,558	417,973
First Financial Corp.	658	26,353
First Interstate BancSystem, Inc., Class A	2,706	113,436
First Merchants Corp.	1,648	67,123
First Midwest Bancorp, Inc.	4,128	74,056
Flagstar Bancorp, Inc.	6,078	278,129
Fulton Financial Corp.	7,569	115,957
Glacier Bancorp, Inc.(a)	3,638	187,575
Hancock Whitney Corp.	3,395	148,396
Hilltop Holdings, Inc.	13,595	430,690
Home BancShares, Inc.	6,730	142,541
Hope Bancorp, Inc.	14,405	190,866
Independent Bank Group, Inc.	2,706	188,608
Investors Bancorp, Inc.	27,928	385,965
Lakeland Financial Corp.	1,365	91,278
NBT Bancorp, Inc.	1,617	56,352
OceanFirst Financial Corp.	7,760	151,320
OFG Bancorp (Puerto Rico)(a)	4,696	108,478
Old National Bancorp	20,493	329,732
Renasant Corp.	4,820	169,568
Republic Bancorp, Inc., Class A	1,474	71,872
Sandy Spring Bancorp, Inc.	1,393	57,935
Simmons First National Corp., Class A	9,205	250,560
TrustCo Bank Corp.	1,411	47,452
Trustmark Corp.	8,607	258,382
UMB Financial Corp.	3,708	347,069
United Bankshares, Inc.	10,756	371,512
United Community Banks, Inc.	5,285	152,261
Valley National Bancorp	32,891	423,965
Washington Federal, Inc.	4,827	155,767
WesBanco, Inc.	4,607	148,714
Westamerica BanCorp	1,865	103,601

		8,325,925

Beverages — 1.0%
Celsius Holdings, Inc.*(a)	5,945	408,005
Coca-Cola Consolidated, Inc.	1,135	453,035
MGP Ingredients, Inc.(a)	3,318	197,919
National Beverage Corp.(a)	7,152	324,558
Primo Water Corp.	21,222	350,800

		1,734,317

Chemicals — 3.1%
AdvanSix, Inc.*	3,413	114,165
American Vanguard Corp.	5,853	96,633
Avient Corp.	10,306	500,047
Balchem Corp.	3,615	487,627
GCP Applied Technologies, Inc.*	10,137	235,685
Ingevity Corp.*	3,127	265,607
Innospec, Inc.	4,249	375,824
Kraton Corp.*	13,050	498,380
Orion Engineered Carbons SA (Germany)*	17,805	321,914
Quaker Chemical Corp.(a)	1,550	390,197
Rayonier Advanced Materials, Inc.*(a)	34,614	241,260
Sensient Technologies Corp.(a)	6,125	533,978
Stepan Co.	3,376	398,199
Trinseo SA	8,074	438,903
Tronox Holdings plc, Class A	22,374	412,353

		5,310,772

Construction & Materials — 2.3%
American Woodmark Corp.*	2,186	162,310
Comfort Systems USA, Inc.	4,560	340,860
EMCOR Group, Inc.	3,165	385,529
Exponent, Inc.	2,658	284,645
Gibraltar Industries, Inc.*	2,369	176,917
GMS, Inc.*	3,803	186,841
Great Lakes Dredge & Dock Corp.*(a)	3,182	49,003
Griffon Corp.	5,124	118,467
Installed Building Products, Inc.	1,959	235,080
JELD-WEN Holding, Inc.*(a)	4,403	116,591
Masonite International Corp.*	1,930	218,399
Mueller Water Products, Inc., Class A	11,846	175,558
Patrick Industries, Inc.	2,332	192,693
PGT Innovations, Inc.*	2,736	61,779
Quanex Building Products Corp.	4,208	104,527
Simpson Manufacturing Co., Inc.	3,538	397,954
Tetra Tech, Inc.	4,175	557,446
US Concrete, Inc.*	1,623	118,171

		3,882,770

Consumer Services — 0.5%
American Public Education, Inc.*	1,472	43,601
Carriage Services, Inc.(a)	1,440	53,539
Laureate Education, Inc., Class A*	13,531	200,394
Perdoceo Education Corp.*(a)	9,748	115,611
Rent-A-Center, Inc.	8,627	493,637

		906,782

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Electricity — 1.7%
ALLETE, Inc.	5,230	367,774
Clearway Energy, Inc., Class C	14,887	426,959
MGE Energy, Inc.	3,924	306,543
NorthWestern Corp.	7,672	475,587
Ormat Technologies, Inc.(a)	5,075	353,931
PNM Resources, Inc.	9,425	455,510
Portland General Electric Co.	7,817	382,251
Spark Energy, Inc., Class A(a)	11,938	132,870

		2,901,425

Electronic & Electrical Equipment — 1.1%
Atkore, Inc.*(a)	4,794	360,077
AZZ, Inc.	3,336	176,775
Badger Meter, Inc.	3,830	386,945
Brady Corp., Class A	3,325	181,811
Encore Wire Corp.	2,547	199,761
EnerSys(a)	2,527	249,314
Watts Water Technologies, Inc., Class A	2,586	389,865

		1,944,548

Finance & Credit Services — 1.4%
Encore Capital Group, Inc.*(a)	2,623	124,173
Enova International, Inc.*	5,351	177,065
Mr. Cooper Group, Inc.*	15,147	563,165
Navient Corp.	20,257	413,850
PennyMac Financial Services, Inc.	7,462	469,285
Radian Group, Inc.	17,734	400,434
Walker & Dunlop, Inc.	2,372	245,455

		2,393,427

Food Producers — 3.4%
Andersons, Inc. (The)	4,730	126,291
B&G Foods, Inc.(a)	11,723	336,684
Cal-Maine Foods, Inc.(a)	5,113	178,393
Fresh Del Monte Produce, Inc.	11,693	360,846
GrowGeneration Corp.*(a)	7,946	323,164
Hostess Brands, Inc.*	24,494	394,108
J&J Snack Foods Corp.(a)	2,266	372,485
John B Sanfilippo & Son, Inc.(a)	3,069	283,453
Lancaster Colony Corp.	2,248	444,812
Medifast, Inc.	1,592	454,532
Nature’s Sunshine Products, Inc.	2,317	40,756
Sanderson Farms, Inc.	2,202	411,422
Simply Good Foods Co. (The)*	10,305	386,231
Tattooed Chef, Inc.*(a)	16,274	320,923
Tootsie Roll Industries, Inc.(a)	11,108	382,004
TreeHouse Foods, Inc.*	6,759	300,100
USANA Health Sciences, Inc.*(a)	4,098	390,416
Utz Brands, Inc.(a)	6,695	151,575
Vital Farms, Inc.*(a)	7,302	127,128

		5,785,323

Gas, Water & Multi-utilities — 3.4%
American States Water Co.	4,992	440,893
Avista Corp.	9,156	392,151
Black Hills Corp.	6,508	440,266
Brookfield Infrastructure Corp., Class A (Canada)	5,978	387,135
California Water Service Group	6,273	393,192
Chesapeake Utilities Corp.	2,830	352,590
Evoqua Water Technologies Corp.*	17,052	562,887
Middlesex Water Co.	2,750	279,785
New Jersey Resources Corp.	9,767	376,225
Northwest Natural Holding Co.	4,799	250,940
ONE Gas, Inc.	5,716	421,726
SJW Group	3,797	261,727
South Jersey Industries, Inc.(a)	14,538	365,921
Southwest Gas Holdings, Inc.	6,248	436,923
Spire, Inc.	5,704	404,699

		5,767,060

General Industrials — 1.0%
Apogee Enterprises, Inc.	3,771	149,596
Barnes Group, Inc.	1,409	71,394
CSW Industrials, Inc.	1,180	139,582
Ferro Corp.*	3,282	68,266
Greif, Inc., Class A(a)	2,934	177,859
HB Fuller Co.	7,671	495,700
Kronos Worldwide, Inc.	12,921	179,731
Myers Industries, Inc.	3,250	68,835
Otter Tail Corp.	4,028	204,582
Standex International Corp.	1,194	109,848
TriMas Corp.*	998	32,654

		1,698,047

Health Care Providers — 3.6%
Addus HomeCare Corp.*	1,816	157,611
Brookdale Senior Living, Inc.*	3,281	24,673
Community Health Systems, Inc.*	22,366	297,915
Computer Programs and Systems, Inc.	3,328	105,065
CorVel Corp.*	1,474	207,569
Ensign Group, Inc. (The)	6,078	517,055
Healthcare Services Group, Inc.(a)	5,178	135,146
Inovalon Holdings, Inc., Class A*(a)	10,855	411,187
LHC Group, Inc.*	2,211	475,763
Magellan Health, Inc.*	4,319	407,368
ModivCare, Inc.*(a)	2,929	497,930
NextGen Healthcare, Inc.*	6,569	106,549
Omnicell, Inc.*	3,963	580,580
Option Care Health, Inc.*	5,261	109,008
Pennant Group, Inc. (The)*	4,829	165,248
RadNet, Inc.*	4,052	148,871
Select Medical Holdings Corp.	13,362	527,131
Surgery Partners, Inc.*(a)	8,963	489,021
Tenet Healthcare Corp.*	4,832	347,131
Tivity Health, Inc.*(a)	11,243	281,974
US Physical Therapy, Inc.(a)	1,239	146,400

		6,139,195

Household Goods & Home Construction — 1.8%
Beazer Homes USA, Inc.*	3,705	67,653
Central Garden & Pet Co., Class A*	5,187	224,649
CompX International, Inc.	1,239	23,045
Ethan Allen Interiors, Inc.(a)	14,120	335,632
Hamilton Beach Brands Holding Co., Class A	2,187	40,875
Herman Miller, Inc.	7,167	309,256
HNI Corp.	6,825	254,573
Interface, Inc.(a)	20,613	297,240
La-Z-Boy, Inc.	11,464	384,961
LGI Homes, Inc.*	691	118,092
M/I Homes, Inc.*	5,182	335,327
MDC Holdings, Inc.	2,508	133,727
Sleep Number Corp.*(a)	610	60,518

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Steelcase, Inc., Class A	11,539	158,661
Taylor Morrison Home Corp.*	4,657	124,901
Tri Pointe Homes, Inc.*	4,433	106,924

		2,976,034

Industrial Engineering — 1.8%
Albany International Corp., Class A(a)	1,831	158,107
Astec Industries, Inc.	5,497	337,021
Chart Industries, Inc.*	3,698	574,854
Columbus McKinnon Corp.	5,628	261,139
EnPro Industries, Inc.	2,320	216,039
Franklin Electric Co., Inc.	4,297	351,323
Hillenbrand, Inc.	8,490	384,597
John Bean Technologies Corp.	1,400	205,212
Rexnord Corp.	6,492	365,694
Tennant Co.	1,311	103,726
Titan Machinery, Inc.*	1,822	51,982

		3,009,694

Industrial Materials — 2.3%
Boise Cascade Co.(a)	7,104	363,370
Clearwater Paper Corp.*	8,509	250,930
Domtar Corp.*	9,691	532,133
Glatfelter Corp.	9,893	150,670
Koppers Holdings, Inc.*	8,769	269,296
Materion Corp.(a)	5,324	379,921
Minerals Technologies, Inc.	5,878	471,533
Neenah, Inc.	5,538	278,395
Schweitzer-Mauduit International, Inc.	9,476	372,691
Tredegar Corp.	6,698	87,543
UFP Industries, Inc.	6,724	499,324
Verso Corp., Class A	13,798	262,438

		3,918,244

Industrial Metals & Mining — 3.5%
Arconic Corp.*	14,744	529,899
Carpenter Technology Corp.	10,901	415,873
Century Aluminum Co.*(a)	36,103	525,660
Commercial Metals Co.	16,909	554,615
Compass Minerals International, Inc.	6,916	474,161
Energy Fuels, Inc.*(a)	34,634	181,829
Haynes International, Inc.	5,528	208,571
Kaiser Aluminum Corp.	3,838	467,008
Mueller Industries, Inc.(a)	8,831	383,265
Olympic Steel, Inc.	3,327	100,209
RBC Bearings, Inc.*	2,134	501,490
Schnitzer Steel Industries, Inc., Class A	9,525	499,301
Uranium Energy Corp.*(a)	73,277	159,011
US Silica Holdings, Inc.*	41,331	417,443
Worthington Industries, Inc.	7,704	492,825

		5,911,160

Industrial Support Services — 2.8%
ABM Industries, Inc.	4,851	225,523
ACI Worldwide, Inc.*	6,497	222,847
Applied Industrial Technologies, Inc.	5,416	485,815
ASGN, Inc.*	3,135	317,043
CoreCivic, Inc., REIT*	26,465	272,060
CRA International, Inc.	1,978	169,574
Deluxe Corp.	2,530	111,067
DXP Enterprises, Inc.*	701	22,888
EVERTEC, Inc. (Puerto Rico)(a)	4,994	218,238
ExlService Holdings, Inc.*	2,276	257,689
Forrester Research, Inc.*	1,854	86,860
Heidrick & Struggles International, Inc.	1,337	57,103
Insperity, Inc.	1,850	183,243
Kelly Services, Inc., Class A*	2,123	46,536
Korn Ferry	2,484	170,750
Lawson Products, Inc.*	1,052	55,219
Maximus, Inc.	5,528	491,992
Pitney Bowes, Inc.(a)	19,974	159,792
Resources Connection, Inc.	3,254	50,404
Sykes Enterprises, Inc.*	2,170	116,442
TriNet Group, Inc.*	3,112	258,234
TrueBlue, Inc.*	1,865	50,709
TTEC Holdings, Inc.	3,680	384,560
UniFirst Corp.	1,380	300,523

		4,715,111

Industrial Transportation — 2.2%
ArcBest Corp.	3,229	190,866
Atlas Air Worldwide Holdings, Inc.*(a)	5,437	364,116
DHT Holdings, Inc.	66,599	386,274
Echo Global Logistics, Inc.*	3,775	116,761
Federal Signal Corp.	3,929	155,628
Forward Air Corp.	2,603	230,209
Frontline Ltd. (Norway)(a)	25,834	205,639
GATX Corp.(a)	2,206	203,503
Hub Group, Inc., Class A*	793	52,560
Matson, Inc.(a)	2,875	192,970
McGrath RentCorp	2,518	197,462
Meritor, Inc.*	7,177	174,616
Nordic American Tankers Ltd.(a)	7,444	19,429
Saia, Inc.*	2,175	491,550
Scorpio Tankers, Inc. (Monaco)	1,884	30,803
Triton International Ltd. (Bermuda)(a)	9,322	492,108
Wabash National Corp.	6,811	99,713
Werner Enterprises, Inc.	1,115	50,967

		3,655,174

Investment Banking & Brokerage Services — 1.7%
Artisan Partners Asset Management, Inc., Class A	9,753	469,022
B. Riley Financial, Inc.	1,763	119,108
Brightsphere Investment Group, Inc.	11,485	287,010
Cannae Holdings, Inc.*	11,147	370,638
Cohen & Steers, Inc.	3,132	260,614
Cowen, Inc., Class A(a)	10,122	404,678
Federated Hermes, Inc.	9,855	319,696
Houlihan Lokey, Inc.	2,422	215,800
Moelis & Co., Class A	5,172	306,441
PJT Partners, Inc., Class A	435	34,004
Virtus Investment Partners, Inc.	519	143,311

		2,930,322

Leisure Goods — 1.7%
Camping World Holdings, Inc., Class A(a)	11,717	461,181
Fox Factory Holding Corp.*	2,184	352,803
LCI Industries	1,753	255,623
Nautilus, Inc.*(a)	19,409	280,460
Smith & Wesson Brands, Inc.	23,164	543,196
Sonos, Inc.*	9,872	329,527
Sturm Ruger & Co., Inc.	6,568	488,397
Universal Electronics, Inc.*	3,419	159,804

		2,870,991

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Life Insurance — 0.4%
American Equity Investment Life Holding Co.	7,117	228,385
CNO Financial Group, Inc.	20,229	462,030
National Western Life Group, Inc., Class A	228	47,399

		737,814

Media — 0.1%
Gray Television, Inc.	9,191	203,764
QuinStreet, Inc.*	1,955	35,855

		239,619

Medical Equipment & Services — 4.0%
Accuray, Inc.*(a)	12,080	49,528
AdaptHealth Corp.*	10,054	225,109
Anika Therapeutics, Inc.*(a)	1,271	51,005
AtriCure, Inc.*(a)	5,259	444,175
Atrion Corp.	53	33,334
Avanos Medical, Inc.*	3,688	139,923
CONMED Corp.	3,864	533,000
Fulgent Genetics, Inc.*	4,743	437,542
Inogen, Inc.*	936	74,665
Integer Holdings Corp.*	3,998	391,364
Intersect ENT, Inc.*	1,819	42,474
Invacare Corp.*(a)	7,512	54,312
iRhythm Technologies, Inc.*	1,458	74,533
Lantheus Holdings, Inc.*	6,479	169,555
Meridian Bioscience, Inc.*(a)	17,948	367,934
Merit Medical Systems, Inc.*(a)	6,918	484,883
Natus Medical, Inc.*	6,048	161,481
Neogen Corp.*	10,227	445,488
NeoGenomics, Inc.*	9,968	459,525
OraSure Technologies, Inc.*(a)	23,987	282,807
Orthofix Medical, Inc.*	2,389	94,939
Owens & Minor, Inc.	11,840	547,600
Patterson Cos., Inc.	14,078	438,248
STAAR Surgical Co.*	3,748	479,444
Surmodics, Inc.*	2,961	163,181
Varex Imaging Corp.*	1,322	36,090
Zynex, Inc.*(a)	6,419	89,160

		6,771,299

Mortgage Real Estate Investment Trusts — 2.2%
Apollo Commercial Real Estate Finance, Inc.	15,436	234,936
Arbor Realty Trust, Inc.	14,055	256,926
Blackstone Mortgage Trust, Inc., Class A(a)	9,515	308,476
Capstead Mortgage Corp.	17,982	114,545
Dynex Capital, Inc.(a)	5,098	88,960
Ellington Financial, Inc.	12,615	229,341
Granite Point Mortgage Trust, Inc.(a)	6,888	97,190
iStar, Inc.(a)	20,348	493,032
KKR Real Estate Finance Trust, Inc.	10,614	226,184
Ladder Capital Corp.	15,546	177,535
MFA Financial, Inc.	114,538	534,893
New York Mortgage Trust, Inc.	67,205	293,686
PennyMac Mortgage Investment Trust	18,242	359,732
Redwood Trust, Inc.	20,876	247,798
TPG RE Finance Trust, Inc.(a)	5,830	76,723

		3,739,957

Non-life Insurance — 1.0%
Employers Holdings, Inc.	4,431	183,975
Enstar Group Ltd.*	827	212,555
Essent Group Ltd.	2,719	122,817
Horace Mann Educators Corp.(a)	3,063	121,938
Kinsale Capital Group, Inc.	449	80,212
RLI Corp.(a)	2,331	252,634
Safety Insurance Group, Inc.	1,795	137,533
Selective Insurance Group, Inc.	3,089	251,290
Stewart Information Services Corp.	6,565	387,401

		1,750,355

Non-Renewable Energy — 5.7%
Antero Resources Corp.*	37,008	503,309
Archrock, Inc.	47,130	405,789
Berry Corp.(a)	21,549	119,597
Bonanza Creek Energy, Inc.(a)	9,076	349,154
Brigham Minerals, Inc., Class A(a)	7,390	145,140
Cactus, Inc., Class A	14,927	537,969
CNX Resources Corp.*(a)	38,782	469,262
CONSOL Energy, Inc.*	18,990	398,980
DMC Global, Inc.*(a)	6,165	269,842
Dril-Quip, Inc.*	4,229	120,865
Helix Energy Solutions Group, Inc.*(a)	43,616	181,006
Liberty Oilfield Services, Inc., Class A*	18,967	193,274
Magnolia Oil & Gas Corp., Class A*	27,591	386,274
Matador Resources Co.	10,067	311,070
Matrix Service Co.*	5,779	63,049
MRC Global, Inc.*	24,084	220,850
Nabors Industries Ltd.*	5,032	440,350
Newpark Resources, Inc.*(a)	12,480	40,310
NexTier Oilfield Solutions, Inc.*	7,762	29,651
NOW, Inc.*	30,242	298,489
Oceaneering International, Inc.*	6,385	84,665
Oil States International, Inc.*(a)	5,865	33,196
Ovintiv, Inc.	20,820	534,241
Patterson-UTI Energy, Inc.	62,302	499,662
PDC Energy, Inc.	12,700	502,285
Penn Virginia Corp.*	26,491	489,819
ProPetro Holding Corp.*	43,340	327,217
RPC, Inc.*(a)	29,155	122,451
SM Energy Co.	26,361	492,951
Solaris Oilfield Infrastructure, Inc., Class A	25,610	222,807
SunCoke Energy, Inc.(a)	46,729	361,215
Warrior Met Coal, Inc.	3,589	67,007
World Fuel Services Corp.	14,166	488,160

		9,709,906

Personal Care, Drug & Grocery Stores — 2.6%
ACCO Brands Corp.	21,363	190,985
Beauty Health Co. (The)*	7,067	124,097
Chefs’ Warehouse, Inc. (The)*	3,715	107,438
Core-Mark Holding Co., Inc.	7,196	309,716
Edgewell Personal Care Co.(a)	7,800	320,424
Energizer Holdings, Inc.	4,828	206,880
Ingles Markets, Inc., Class A(a)	5,134	306,808
Nu Skin Enterprises, Inc., Class A	3,805	204,290
Performance Food Group Co.*	7,524	344,750

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
PetMed Express, Inc.(a)	11,912	373,918
Rite Aid Corp.*(a)	17,376	264,115
SpartanNash Co.(a)	12,262	238,496
Sprouts Farmers Market, Inc.*	13,493	331,658
United Natural Foods, Inc.*	9,987	330,769
Veru, Inc.*(a)	35,013	240,539
WD-40 Co.(a)	1,772	430,578

		4,325,461

Personal Goods — 0.6%
Movado Group, Inc.(a)	620	18,643
Oxford Industries, Inc.	3,548	308,428
Signet Jewelers Ltd.(a)	5,389	346,728
Steven Madden Ltd.	5,775	253,118
Vera Bradley, Inc.*	5,575	61,381

		988,298

Pharmaceuticals, Biotechnology & Marijuana Producers — 3.5%
ANI Pharmaceuticals, Inc.*(a)	2,548	86,454
Arcus Biosciences, Inc.*(a)	4,611	144,832
Arena Pharmaceuticals, Inc.*	1,886	116,668
Arrowhead Pharmaceuticals, Inc.*	7,666	531,177
Castle Biosciences, Inc.*	3,487	243,567
Catalyst Pharmaceuticals, Inc.*	3,654	21,339
Codexis, Inc.*	2,089	44,203
Collegium Pharmaceutical, Inc.*(a)	9,506	236,604
Corcept Therapeutics, Inc.*(a)	10,309	214,118
Dicerna Pharmaceuticals, Inc.*	9,130	342,466
Eagle Pharmaceuticals, Inc.*	604	28,086
Emergent BioSolutions, Inc.*	3,490	229,991
FibroGen, Inc.*	3,548	46,124
Halozyme Therapeutics, Inc.*	7,003	289,434
Heska Corp.*	959	230,831
Innoviva, Inc.*	9,878	140,070
Kodiak Sciences, Inc.*(a)	3,412	286,062
Ligand Pharmaceuticals, Inc.*(a)	1,087	123,386
Medpace Holdings, Inc.*	3,253	572,333
Myriad Genetics, Inc.*	5,223	165,204
Pacific Biosciences of California, Inc.*(a)	18,775	603,616
Pacira BioSciences, Inc.*	6,365	375,217
PDL BioPharma, Inc.*‡	22,361	55,232
Prestige Consumer Healthcare, Inc.*	7,137	375,049
Relmada Therapeutics, Inc.*(a)	914	23,764
Sangamo Therapeutics, Inc.*	5,186	49,682
Supernus Pharmaceuticals, Inc.*	3,264	85,941
Travere Therapeutics, Inc.*(a)	5,963	81,991
Vanda Pharmaceuticals, Inc.*	6,749	110,076
Xencor, Inc.*	3,241	99,758

		5,953,275

Precious Metals & Mining — 0.5%
Coeur Mining, Inc.*	41,660	314,116
Hecla Mining Co.(a)	59,609	398,784
Novagold Resources, Inc. (Canada)*	27,453	214,683

		927,583

Real Estate Investment & Services — 1.2%
eXp World Holdings, Inc.*(a)	10,927	392,498
Kennedy-Wilson Holdings, Inc.	11,111	224,331
Newmark Group, Inc., Class A	18,061	232,626
Rafael Holdings, Inc., Class B*	3,705	187,510
Realogy Holdings Corp.*(a)	19,856	351,848
Redfin Corp.*(a)	5,682	332,795
St. Joe Co. (The)	5,522	249,981

		1,971,589

Real Estate Investment Trusts — 9.9%
Agree Realty Corp.	5,994	450,449
American Assets Trust, Inc.	4,064	150,083
Apartment Investment and Management Co., Class A	27,425	190,878
Brandywine Realty Trust	15,375	214,635
Broadstone Net Lease, Inc.(a)	15,181	395,010
CareTrust REIT, Inc.	16,135	389,176
Centerspace	2,690	242,100
Columbia Property Trust, Inc.	16,362	272,755
Community Healthcare Trust, Inc.	2,870	143,012
DiamondRock Hospitality Co.*	26,404	227,338
DigitalBridge Group, Inc.*(a)	52,512	365,483
Easterly Government Properties, Inc.	6,634	150,592
EastGroup Properties, Inc.	3,007	529,894
Essential Properties Realty Trust, Inc.	15,380	458,324
Four Corners Property Trust, Inc.	13,147	377,450
GEO Group, Inc. (The)(a)	66,559	460,588
Global Net Lease, Inc.	18,093	334,178
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	7,367	418,446
Healthcare Realty Trust, Inc.	13,462	429,169
Independence Realty Trust, Inc.	12,472	240,460
Innovative Industrial Properties, Inc.(a)	2,876	618,311
Kite Realty Group Trust	14,837	299,114
Lexington Realty Trust(a)	35,378	465,221
LTC Properties, Inc.	8,088	306,131
Macerich Co. (The)(a)	21,369	348,315
Monmouth Real Estate Investment Corp.	10,174	193,713
National Health Investors, Inc.	5,434	370,762
National Storage Affiliates Trust	7,787	421,822
Office Properties Income Trust	6,336	183,617
Pebblebrook Hotel Trust(a)	16,350	367,711
Physicians Realty Trust	22,425	424,954
Piedmont Office Realty Trust, Inc., Class A	20,493	389,777
PotlatchDeltic Corp.	7,381	383,369
PS Business Parks, Inc.	1,027	157,819
QTS Realty Trust, Inc., Class A	6,282	488,174
Retail Opportunity Investments Corp.	19,720	348,452
Retail Properties of America, Inc., Class A	28,914	364,605
RLJ Lodging Trust	16,384	235,110
RPT Realty	15,109	192,489
Sabra Health Care REIT, Inc.	22,188	412,475
Safehold, Inc.(a)	1,320	119,222
Service Properties Trust	9,746	108,473
SITE Centers Corp.	23,722	376,231
STAG Industrial, Inc.	12,869	531,747
Summit Hotel Properties, Inc.*	22,108	199,193
Sunstone Hotel Investors, Inc.*	23,591	272,240
Tanger Factory Outlet Centers, Inc.(a)	22,170	380,659
Terreno Realty Corp.	6,846	467,993
Uniti Group, Inc.	26,208	306,896
Urban Edge Properties(a)	15,883	301,777
Washington(a)	9,076	220,456
Xenia Hotels & Resorts, Inc.*	6,941	122,717

		16,819,565

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Renewable Energy — 1.0%
Arcosa, Inc.	8,240	451,223
Green Plains, Inc.*	16,270	575,307
Renewable Energy Group, Inc.*(a)	6,868	420,665
REX American Resources Corp.*	2,263	185,566
TPI Composites, Inc.*	1,979	77,458

		1,710,219

Retailers — 2.8%
Abercrombie & Fitch Co., Class A*	12,299	465,025
America’s Car-Mart, Inc.*	1,126	179,034
Asbury Automotive Group, Inc.*(a)	577	118,550
Big Lots, Inc.	5,715	329,241
BJ’s Wholesale Club Holdings, Inc.*	5,003	253,352
Buckle, Inc. (The)(a)	12,291	517,205
Caleres, Inc.	1,020	25,235
Citi Trends, Inc.*(a)	3,505	279,524
Genesco, Inc.*	3,456	198,547
Global Industrial Co.	865	34,185
Group 1 Automotive, Inc.	1,603	278,505
Haverty Furniture Cos., Inc.(a)	8,400	302,316
Hibbett, Inc.	3,626	321,481
Lumber Liquidators Holdings, Inc.*	8,562	163,363
ODP Corp. (The)*	4,548	215,257
PriceSmart, Inc.	817	73,318
Shoe Carnival, Inc.	13,637	459,567
Sportsman’s Warehouse Holdings, Inc.*	11,659	206,015
Zumiez, Inc.*	8,717	380,497

		4,800,217

Software & Computer Services — 5.2%
Agilysys, Inc.*	4,227	234,852
Alarm.com Holdings, Inc.*	1,324	110,183
Appfolio, Inc., Class A*	2,441	345,646
Avaya Holdings Corp.*(a)	10,187	246,729
Avid Technology, Inc.*	6,350	237,427
Blackline, Inc.*	3,831	438,228
Cerence, Inc.*(a)	4,918	528,734
ChannelAdvisor Corp.*	13,868	322,986
CSG Systems International, Inc.	6,013	272,750
Intelligent Systems Corp.*(a)	1,411	47,678
J2 Global, Inc.*(a)	3,709	523,970
MicroStrategy, Inc., Class A*(a)	753	471,386
Mitek Systems, Inc.*	6,028	133,279
Model N, Inc.*(a)	2,654	85,910
NetScout Systems, Inc.*	8,960	257,690
OneSpan, Inc.*	9,227	227,630
Perficient, Inc.*(a)	7,435	701,046
Progress Software Corp.	7,964	363,079
Qualys, Inc.*	3,447	350,077
SailPoint Technologies Holding, Inc.*(a)	9,883	494,051
Sapiens International Corp. NV (Israel)	2,891	72,882
Shutterstock, Inc.	5,821	631,520
Simulations Plus, Inc.(a)	3,697	174,461
SPS Commerce, Inc.*	4,440	483,738
Verint Systems, Inc.*	5,815	248,126
VirnetX Holding Corp.*(a)	14,575	59,757
Workiva, Inc.*	5,367	696,476

		8,760,291

Technology Hardware & Equipment — 7.1%
Advanced Energy Industries, Inc.	3,975	412,406
Alpha & Omega Semiconductor Ltd.*	2,799	72,746
Amkor Technology, Inc.	21,766	536,314
Axcelis Technologies, Inc.*	10,623	409,517
Benchmark Electronics, Inc.	5,543	146,335
CEVA, Inc.*	4,652	230,925
CMC Materials, Inc.	2,622	379,246
Cohu, Inc.*	7,348	260,193
CTS Corp.	3,428	119,946
Daktronics, Inc.*	3,674	22,448
Diodes, Inc.*	6,523	534,886
DSP Group, Inc.*(a)	4,472	71,776
Fabrinet (Thailand)*	3,382	319,667
FormFactor, Inc.*	10,804	402,557
Ichor Holdings Ltd.*	6,202	319,837
Insight Enterprises, Inc.*	5,081	510,031
Kulicke & Soffa Industries, Inc. (Singapore)	6,918	376,062
Lattice Semiconductor Corp.*	10,323	585,830
MaxLinear, Inc.*(a)	8,456	407,833
Methode Electronics, Inc.(a)	4,412	211,026
NeoPhotonics Corp.*	35,462	343,981
Novanta, Inc.*	2,281	320,275
Onto Innovation, Inc.*	6,060	424,685
PC Connection, Inc.	2,681	127,508
Photronics, Inc.*	9,969	133,286
Plexus Corp.*	3,588	324,068
Power Integrations, Inc.	5,426	526,268
Rambus, Inc.*	18,667	441,661
Rogers Corp.*(a)	640	121,984
ScanSource, Inc.*	3,866	106,663
Semtech Corp.*	5,052	312,769
SiTime Corp.*	1,524	206,715
SMART Global Holdings, Inc.*(a)	4,404	206,283
Super Micro Computer, Inc.*	1,290	49,072
Synaptics, Inc.*	4,242	644,445
TTM Technologies, Inc.*	15,614	218,440
Ultra Clean Holdings, Inc.*	9,310	502,833
Vishay Intertechnology, Inc.	14,835	328,299
Xperi Holding Corp.	17,843	370,599

		12,039,415

Telecommunications Equipment — 2.5%
ADTRAN, Inc.	13,931	312,194
Akoustis Technologies, Inc.*(a)	10,640	102,995
Aviat Networks, Inc.*(a)	2,955	110,162
Calix, Inc.*	7,996	374,053
Cambium Networks Corp.*	5,327	234,654
Comtech Telecommunications Corp.(a)	8,736	218,138
EchoStar Corp., Class A*	6,129	136,677
Extreme Networks, Inc.*	30,446	335,211
Harmonic, Inc.*(a)	18,386	162,716
Infinera Corp.*(a)	20,479	202,947
Inseego Corp.*(a)	23,099	200,730
InterDigital, Inc.	5,946	391,782
Loral Space & Communications, Inc. (Canada)(a)	3,561	126,024
NETGEAR, Inc.*	8,934	305,990
Plantronics, Inc.*(a)	10,602	330,676

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Ribbon Communications, Inc.*	1,005	6,945
Viavi Solutions, Inc.*	25,915	432,521
Vocera Communications, Inc.*(a)	5,542	232,542

		4,216,957

Telecommunications Service Providers — 2.7%
Anterix, Inc.*	1,267	73,891
Cincinnati Bell, Inc.*	20,587	315,805
Cogent Communications Holdings, Inc.	6,050	469,540
Consolidated Communications Holdings, Inc.*	39,210	301,525
Globalstar, Inc.*	149,197	205,892
Gogo, Inc.*(a)	28,169	292,112
IDT Corp., Class B*	14,222	708,256
Iridium Communications, Inc.*	14,021	592,107
Liberty Latin America Ltd., Class C (Chile)*	6,006	83,063
ORBCOMM, Inc.*(a)	30,857	348,376
Shenandoah Telecommunications Co.	8,562	451,988
Telephone and Data Systems, Inc.	9,967	222,762
Vonage Holdings Corp.*	34,595	493,325

		4,558,642

Tobacco — 0.6%
22nd Century Group, Inc.*(a)	32,597	104,636
Turning Point Brands, Inc.	4,735	251,050
Universal Corp.	6,580	343,213
Vector Group Ltd.(a)	29,268	391,020

		1,089,919

Travel & Leisure — 0.1%
Biglari Holdings, Inc., Class B*	123	20,228
Chuy’s Holdings, Inc.*	921	30,393
El Pollo Loco Holdings, Inc.*(a)	2,125	39,546
Ruth’s Hospitality Group, Inc.*	1,763	35,207

		125,374

Waste & Disposal Services — 0.4%
Casella Waste Systems, Inc., Class A*	4,042	278,009
Covanta Holding Corp.	18,451	370,865

		648,874

TOTAL COMMON STOCKS (Cost $147,446,388)		169,614,563

	No. of Rights
RIGHTS — 0.0%(b)
Pharmaceuticals, Biotechnology & Marijuana Producers — 0.0%(b)
Achillion Pharmaceuticals, Inc., CVR*‡ (Cost $— )	12,757	6,379

	Shares
SHORT-TERM INVESTMENTS — 17.3%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d) (Cost $126,385)	126,385	126,385

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 17.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(c)(d)	25,344,863	25,344,863
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	3,946,135	3,946,135

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $29,292,232)		29,290,998

TOTAL SHORT-TERM INVESTMENTS (Cost $29,418,617)		29,417,383

Total Investments — 117.2% (Cost $176,865,005)		199,038,325
Liabilities in Excess of Other Assets — (17.2%)		(29,277,194)

Net Assets — 100.0%		169,761,131

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $28,217,577.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$164,699	$—	$—	$164,699
Automobiles & Parts	788,914	—	—	788,914
Banks	8,325,925	—	—	8,325,925
Beverages	1,734,317	—	—	1,734,317
Chemicals	5,310,772	—	—	5,310,772
Construction & Materials	3,882,770	—	—	3,882,770
Consumer Services	906,782	—	—	906,782
Electricity	2,901,425	—	—	2,901,425
Electronic & Electrical Equipment	1,944,548	—	—	1,944,548
Finance & Credit Services	2,393,427	—	—	2,393,427
Food Producers	5,785,323	—	—	5,785,323
Gas, Water & Multi-utilities	5,767,060	—	—	5,767,060
General Industrials	1,698,047	—	—	1,698,047
Health Care Providers	6,139,195	—	—	6,139,195
Household Goods & Home Construction	2,976,034	—	—	2,976,034
Industrial Engineering	3,009,694	—	—	3,009,694
Industrial Materials	3,918,244	—	—	3,918,244
Industrial Metals & Mining	5,911,160	—	—	5,911,160
Industrial Support Services	4,715,111	—	—	4,715,111
Industrial Transportation	3,655,174	—	—	3,655,174
Investment Banking & Brokerage Services	2,930,322	—	—	2,930,322
Leisure Goods	2,870,991	—	—	2,870,991
Life Insurance	737,814	—	—	737,814
Media	239,619	—	—	239,619
Medical Equipment & Services	6,771,299	—	—	6,771,299
Mortgage Real Estate Investment Trusts	3,739,957	—	—	3,739,957
Non-life Insurance	1,750,355	—	—	1,750,355
Non-Renewable Energy	9,709,906	—	—	9,709,906
Personal Care, Drug & Grocery Stores	4,325,461	—	—	4,325,461
Personal Goods	988,298	—	—	988,298
Pharmaceuticals, Biotechnology & Marijuana Producers	5,898,043	—	55,232	5,953,275
Precious Metals & Mining	927,583	—	—	927,583
Real Estate Investment & Services	1,971,589	—	—	1,971,589
Real Estate Investment Trusts	16,819,565	—	—	16,819,565
Renewable Energy	1,710,219	—	—	1,710,219
Retailers	4,800,217	—	—	4,800,217
Software & Computer Services	8,760,291	—	—	8,760,291
Technology Hardware & Equipment	12,039,415	—	—	12,039,415
Telecommunications Equipment	4,216,957	—	—	4,216,957
Telecommunications Service Providers	4,558,642	—	—	4,558,642
Tobacco	1,089,919	—	—	1,089,919
Travel & Leisure	125,374	—	—	125,374
Waste & Disposal Services	648,874	—	—	648,874

Total Common Stocks	$169,559,331	$—	$55,232	$169,614,563

Rights	$—	$—	$6,379	$6,379
Short-Term Investments
Investment Companies	126,385	—	—	126,385
Short-Term Investment	29,290,998	—	—	29,290,998

Total Short-Term Investments	29,417,383	—	—	29,417,383

Total Investments in Securities	$198,976,714	$—	$61,611	$199,038,325

There were no significant transfers into or out of level 3 for the period ended July 31, 2021.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	$15,997,497	$54,250,000	$44,900,000	$(4,199)	$1,565	$25,344,863	25,344,863	$18,147	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	1,766,834	1,640,449	—	—	126,385	126,385	14	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	2,483,386	55,234,957	53,772,208	—	—	3,946,135	3,946,135	695	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	224,874	7,869,127	8,094,001	—	—	—	—	56	—

Total	$18,705,757	$119,120,918	$108,406,658	$(4,199)	$1,565	$29,417,383		$18,912	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.